Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Facilities	December 31, 2020	December 31, 2019
2022 Notes	$322,723	$340,000
Less repurchases	(89,287)	(17,277)
2022 Notes (a)	$233,436	$322,723
2024 Notes (b)	59,819	39,765
DVB Credit Facility (c)	—	45,445
Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, CTBC, Bank Sinopac, Palatine) (d)	238,000	224,800
Blue Ocean Junior Credit Facility (e)	38,500	38,500
Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility (f)	149,055	164,710
Citi Credit Facility (g)	—	12,077
Hayfin Credit Facility (h)	5,833	7,129
Hellenic Bank Credit Facility (i)	49,700	57,700
Chailease Credit Facility (j)	7,596	—
Total	$781,939	$912,849
Less: Current portion of 2022 Notes (a)	(26,240)	(27,923)
Less: Current portion of long-term debt	(50,441)	(59,609)
Less: Original issue discount of 2022 Notes (a)	(1,133)	(1,859)
Less: Original issue discount of 2024 Notes (b)	(147)	(6)
Less: Deferred financing costs (l)	(11,203)	(14,095)
Non-current portion of Long-Term Debt	$692,775	$809,357

Repayment schedule
Payment due by year ended	Amount
December 31, 2021	$76,681
December 31, 2022	200,032
December 31, 2023	60,284
December 31, 2024	314,894
December 31, 2025	27,812
December 31, 2026 and thereafter	102,236
$781,939

Schedule of Deferred Financing Costs
	December 31, 2020	December 31, 2019
Opening balance	$14,095	$9,299
Expenditure in the period	1,193	7,904
Amortization included within interest expense	(4,085)	(3,108)
Closing balance	$11,203	$14,095